Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	106 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
C000180528
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Arrow Reserve Capital Management ETF
Without Sales Load [Member] | C000180528
Average Annual Return [Line Items]
Average Annual Return, Percent	4.04%	2.93%	2.32%
Bloomberg U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Index
Average Annual Return, Percent	5.67%	(0.82%)	1.35%
FTSE Treasury Bill 6 Month USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Treasury Bill 6 Month USD Index
Average Annual Return, Percent	4.42%	3.41%	2.58%